UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2002
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             The Mersereau Company dba Carderock Capital
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        April 15, 2001
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      99
Form 13F Information Table Value Total:      $101,362
List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      293     2545 SH       SOLE                                       2545
Abbott Laboratories            COM              002824100     2343    44546 SH       SOLE                                      44546
Adobe Systems Inc              COM              00724F101      318     7900 SH       SOLE                                       7900
Albertson's Inc                COM              013104104     1260    38030 SH       SOLE                                      38030
Alltel                         COM              020039103      419     7537 SH       SOLE                                       7537
Amer Intl Group                COM              026874107     1693    23462 SH       SOLE                                      23462
American Pwr Convsn            COM              029066107      970    65600 SH       SOLE                                      65600
Automatic Data Proc            COM              053015103     1692    29040 SH       SOLE                                      29040
Autozone Inc                   COM              053332102      300     4355 SH       SOLE                                       4355
Avery Dennison Corp            COM              053611109     1517    24850 SH       SOLE                                      24850
BB&T Corp                      COM              054937107      425    11150 SH       SOLE                                      11150
BP PLC Spons Adr               COM              055622104      914    17213 SH       SOLE                                      17213
Baldor Electric                COM              057741100      437    19340 SH       SOLE                                      19340
Bank One Corp                  COM              06423A103      274     6550 SH       SOLE                                       6550
BankAmerica Corp               COM              060505104      333     4902 SH       SOLE                                       4902
Bed Bath & Beyond              COM              075896100     2033    60225 SH       SOLE                                      60225
Bemis Co                       COM              081437105     1018    18730 SH       SOLE                                      18730
Bristol-Myers Co               COM              110122108      639    15770 SH       SOLE                                      15770
Cambrex Corp                   COM              132011107     1362    32350 SH       SOLE                                      32350
Cardinal Health Inc            COM              14149Y108     2498    35233 SH       SOLE                                      35233
Catalina Marketing Corp        COM              148867104      581    15930 SH       SOLE                                      15930
Cintas Corp                    COM              172908105     2044    41000 SH       SOLE                                      41000
Coca Cola Co                   COM              191216100      186     3550 SH       SOLE                                       3550
Columbia Bancorp               COM              197227101      274    15674 SH       SOLE                                      15674
Concord EFS                    COM              206197105     1800    54141 SH       SOLE                                      54141
Cousins Properties             COM              222795106      548    21045 SH       SOLE                                      21045
Dover Corp                     COM              260003108     2804    68400 SH       SOLE                                      68400
Duke Energy Co                 COM              264399106      636    16835 SH       SOLE                                      16835
EMC Corporation                COM              268648102      272    22793 SH       SOLE                                      22793
Electronic Data Sys            COM              285661104      412     7100 SH       SOLE                                       7100
Emerson Electric Co            COM              291011104     1832    31925 SH       SOLE                                      31925
Expeditors Intl Wash           COM              302130109     1569    25720 SH       SOLE                                      25720
Exxon Mobil Corp               COM              30231G102     1748    39879 SH       SOLE                                      39879
Fair Isaac & Co.               COM              303250104     1618    25528 SH       SOLE                                      25528
Fastenal Co                    COM              311900104      830    11015 SH       SOLE                                      11015
Fedl Natl Mtg Assoc            COM              313586109     1163    14560 SH       SOLE                                      14560
Fifth Third Bank               COM              316773100     1453    21528 SH       SOLE                                      21528
Fiserv Inc.                    COM              337738108     1331    28943 SH       SOLE                                      28943
Gannett Co                     COM              364730101      756     9935 SH       SOLE                                       9935
General Electric Co            COM              369604103     2098    56021 SH       SOLE                                      56021
Grainger (WW) Inc              COM              384802104     1196    21265 SH       SOLE                                      21265
Health Mgmt Assoc              COM              421933102      899    43350 SH       SOLE                                      43350
Home Depot                     COM              437076102     2252    46334 SH       SOLE                                      46334
Idexx Labs                     COM              45168D104      207     7725 SH       SOLE                                       7725
Illinois Tool Works            COM              452308109     2431    33605 SH       SOLE                                      33605
Int'l Business Mach            COM              459200101      277     2664 SH       SOLE                                       2664
Intel Corp                     COM              458140100      232     7636 SH       SOLE                                       7636
Interpublic Group              COM              460690100      851    24833 SH       SOLE                                      24833
Jefferson-Pilot                COM              475070108      634    12655 SH       SOLE                                      12655
Johnson & Johnson              COM              478160104     2251    34651 SH       SOLE                                      34651
Kimberly Clark                 COM              494368103      774    11970 SH       SOLE                                      11970
Kimco Realty Corp              COM              49446R109      632    19319 SH       SOLE                                      19319
Lifestream Tech                COM              53219K101      141    87825 SH       SOLE                                      87825
Linear Technology Corp         COM              535678106     1035    23395 SH       SOLE                                      23395
Lowes Cos Inc                  COM              548661107      240     5525 SH       SOLE                                       5525
MBNA Corp                      COM              55262l100      282     7300 SH       SOLE                                       7300
Marsh & McLennan               COM              571748102      893     7920 SH       SOLE                                       7920
McCormick & Co                 COM              579780206     1869    36545 SH       SOLE                                      36545
Merck & Co                     COM              589331107     1836    31889 SH       SOLE                                      31889
Microchip Technology           COM              595017104      259     6190 SH       SOLE                                       6190
Microsoft Corp                 COM              594918104     1652    27385 SH       SOLE                                      27385
Minerals Tech                  COM              603158106      530    10100 SH       SOLE                                      10100
Molex Inc                      COM              608554101      593    17091 SH       SOLE                                      17091
Molex Inc Cl A                 COM              608554200      835    27283 SH       SOLE                                      27283
OM Group                       COM              670872100     1885    26070 SH       SOLE                                      26070
Omnicom Group                  COM              681919106     1491    15790 SH       SOLE                                      15790
Patterson Dental               COM              703412106     1032    23590 SH       SOLE                                      23590
Paychex Inc                    COM              704326107     1257    31663 SH       SOLE                                      31663
Pfizer Inc                     COM              717081103      707    17800 SH       SOLE                                      17800
Procter & Gamble Co            COM              742718109     1999    22190 SH       SOLE                                      22190
Prologis Tr                    COM              743410102      299    12825 SH       SOLE                                      12825
RPM Inc                        COM              749685103      573    36875 SH       SOLE                                      36875
Royal Dutch Petrol             COM              780257804      471     8675 SH       SOLE                                       8675
SBC Communications             COM              78387G103      591    15778 SH       SOLE                                      15778
Safeway Inc.                   COM              786514208      814    18074 SH       SOLE                                      18074
Schlumberger Ltd               COM              806857108      648    11025 SH       SOLE                                      11025
Shell Transpt & Trdg           COM              822703609      709    16020 SH       SOLE                                      16020
Sigma-Aldrich Corp             COM              826552101     1894    40325 SH       SOLE                                      40325
Staples Inc                    COM              855030102      810    40575 SH       SOLE                                      40575
Starbucks Corp                 COM              855244109      812    35100 SH       SOLE                                      35100
Stryker Corp                   COM              863667101     1895    31406 SH       SOLE                                      31406
SunTrust Banks Inc             COM              867914103     1473    22078 SH       SOLE                                      22078
Sysco Corp                     COM              871829107     2120    71095 SH       SOLE                                      71095
Teleflex Inc                   COM              879369106     2577    47130 SH       SOLE                                      47130
Total Fina SA                  COM              89151E109      512     6690 SH       SOLE                                       6690
Valspar                        COM              920355104     2173    46185 SH       SOLE                                      46185
Verizon Communication          COM              92343v104      328     7107 SH       SOLE                                       7107
WGL Holdings Inc.              COM              92924f106      355    13205 SH       SOLE                                      13205
Wal-Mart Stores                COM              931142103     1668    27205 SH       SOLE                                      27205
Walgreen                       COM              931422109     1764    45015 SH       SOLE                                      45015
Washington REIT                COM              939653101      357    12405 SH       SOLE                                      12405
Weingarten Rlty Inv            COM              948741103      392     7623 SH       SOLE                                       7623
Wrigley                        COM              982526105      650    12190 SH       SOLE                                      12190
Wyeth Com                      COM              983024100      538     8200 SH       SOLE                                       8200
CS Warburg Pincus Cap Appre Fd                  22542P103      418 25000.097SH       SOLE                                  25000.097
Dodge & Cox Stock                               256219106      272 2587.652 SH       SOLE                                   2587.652
Equity Inv Fd Ser B                             29471T352       14 15889.000SH       SOLE                                  15889.000
Equity Inv Fd Ser J                             294712120       10 10061.000SH       SOLE                                  10061.000
Vngrd Windsor II                                               365 13713.515SH       SOLE                                  13713.515